Expense Example, No Redemption - Macquarie Global Listed Real Assets Fund - Class C	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
USD ($)	194	646	1,124	2,445